Income Taxes - Summary of Components of The Provision (Benefit) For Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Deferred:
Total	$ 381		$ (1,187)			$ 118	$ (2,974)
MAVEN TOPCO LIMITED [Member]
Current:
U.K.					$ 0			$ 0	$ 0	$ 0
Foreign					(126)			696	47	114
Current tax expense					(126)			696	47	114
Deferred:
U.K.					(1,171)			(649)	1,650	(5,374)
Foreign					39			57	116	(106)
Deferred tax expense (benefit)					(1,132)			(592)	1,766	(5,480)
Total		$ (263)		$ (1,787)	$ (1,258)			$ 104	$ 1,813	$ (5,366)